Description of Business and Summary of Significant Accounting Policies - Narrative (Details)		12 Months Ended
	Sep. 18, 2023 $ / shares shares	Mar. 31, 2026 USD ($) reporting_unit	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Convertible loans receivable		$ 0			$ 29,000,000.0
Number of reporting units | reporting_unit		1
Goodwill impairment		$ 0	$ 0	$ 0
Contract with customer, payment required		60 days
Government grants recognized		$ 148,900,000	$ 114,200,000	$ 107,900,000
Minimum
Subsidiary, Sale of Stock [Line Items]
License arrangement term		3 years
Version extension release period		2 years
Minimum | Internal-use software
Subsidiary, Sale of Stock [Line Items]
Intangible assets, useful lives		3 years
Maximum
Subsidiary, Sale of Stock [Line Items]
License arrangement term		20 years
Version extension release period		3 years
Maximum | Internal-use software
Subsidiary, Sale of Stock [Line Items]
Intangible assets, useful lives		5 years
IPO
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares) | shares	102,500,000
Sale of stock (in dollars per share) | $ / shares	$ 51.00
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares) | shares	7,000,000